Shareholder Report	6 Months Ended
May 31, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	DBOAX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class C
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	DBOCX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	DBORX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class J
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class J
Trading Symbol	THPBX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Y
Trading Symbol	DBOYX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Z
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Z
Trading Symbol	DBOZX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon Balanced Opportunity Fund | Class A
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$57	1.14%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 57	[1]
Expense Ratio, Percent	1.14%	[1],[2]
Net Assets	$ 282,000,000
Holdings Count	527
Portfolio Turnover	26.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Balanced Opportunity Fund | Class C
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$95	1.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 95	[3]
Expense Ratio, Percent	1.89%	[3],[4]
Net Assets	$ 282,000,000
Holdings Count	527
Portfolio Turnover	26.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Balanced Opportunity Fund | Class I
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$45	0.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 45	[5]
Expense Ratio, Percent	0.89%	[5],[6]
Net Assets	$ 282,000,000
Holdings Count	527
Portfolio Turnover	26.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Balanced Opportunity Fund | Class J
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$45	0.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 45	[7]
Expense Ratio, Percent	0.89%	[7],[8]
Net Assets	$ 282,000,000
Holdings Count	527
Portfolio Turnover	26.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Balanced Opportunity Fund | Class Y
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$44	0.89%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 44	[9]
Expense Ratio, Percent	0.89%	[9],[10]
Net Assets	$ 282,000,000
Holdings Count	527
Portfolio Turnover	26.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Balanced Opportunity Fund | Class Z
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$48	0.96%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 48	[11]
Expense Ratio, Percent	0.96%	[11],[12]
Net Assets	$ 282,000,000
Holdings Count	527
Portfolio Turnover	26.14%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$282	527	26.14%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/24) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized
[9]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized
[11]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized